Artisan Global Equity Fund N-1A Cover	Nov. 13, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	ARTISAN PARTNERS FUNDS INC
Entity Central Index Key	0000935015
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 13, 2026
Prospectus Date	Nov. 13, 2026